Operating leases, Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Lease Cost [Abstract]
Operating lease costs	$ 369	$ 189
Variable lease costs	31	42
Total operating lease costs	$ 400	231
Weighted-average remaining operating lease term	2 years 7 months 6 days
Short term lease costs	$ 100
Rent expense	$ 500	$ 200
Weighted average discount rate	12.50%